Total
JNL/JPMORGAN GLOBAL ALLOCATION FUND
JNL/JPMorgan Global Allocation Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to maximize long-term total return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JNL/JPMORGAN GLOBAL ALLOCATION FUND - USD ($)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/JPMORGAN GLOBAL ALLOCATION FUND		Class A		Class I
Management Fee		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		0.30%		none
Other Expenses	[1],[2]	0.18%		0.18%
Acquired Fund Fees and Expenses	[3]	0.19%		0.19%
Total Annual Fund Operating Expenses		1.27%	[4]	0.97%
Less Waiver/Reimbursement	[5]	0.17%		0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.10%	[4]	0.80%
[1]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[2]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Expense information has been restated to reflect current fees.
[5]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the Acquired Funds Fees and Expenses ("AFFE") attributable to the Fund's investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a "JPMorgan Underlying Fund"). The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/JPMORGAN GLOBAL ALLOCATION FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	112	386	681	1,519
Class I	82	292	520	1,174

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	188%

Portfolio turnover for the period of January 1, 2019 to June 23, 2019 is from the prior sub-adviser, AllianceBernstein L.P.
Principal Investment Strategies.
The Fund seeks to achieve its investment objective by allocating among strategies managed by unaffiliated investment managers, Ivy Investment Management Company (“Ivy”) and J.P. Morgan Investment Management Inc. (“JPMorgan,” and together with Ivy, the “Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a designated portion of the Fund’s assets. Ivy serves as the sub-adviser only with respect to certain private investments held by the Fund. As of the date of this prospectus, it is contemplated that the duration of Ivy’s involvement as sub-adviser to the Fund will be for however long it takes to sell these private investments.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. JPMorgan uses a flexible asset allocation approach in constructing the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless JPMorgan determines that conditions are not favorable. If JPMorgan determines that conditions are not favorable, the Fund may invest under 40% of its total assets in non-U.S. countries provided that the Fund will not invest less than 30% of its total assets in non-U.S. countries under normal circumstances except for temporary defensive purposes. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (“ETFs”), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (“MLPs”), and other unaffiliated mutual funds and ETFs advised by JPMorgan (“JPMorgan Funds”) and, for the limited purposes described below, market cap weighted index ETFs that are managed by investment advisers that are unaffiliated with JPMorgan (“Unaffiliated Passive ETFs”, and together with JPMorgan Funds, the “Underlying Funds”). The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. Government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (“junk bonds”), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”), JPMorgan Funds, and, for the limited purposes described below, Unaffiliated Passive ETFs. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), JPMorgan Funds, ETFs, exchange traded notes (“ETNs”), exchange-traded commodities (“ETCs”), and, for the limited purposes described below, Unaffiliated Passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (“REITS”)), currencies, and commodities.

To the extent the Fund invests in the Underlying Funds, JPMorgan expects to select JPMorgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. JPMorgan also generally expects to select a JPMorgan ETF unless JPMorgan determines the investment is not available to or appropriate for the Fund. To the extent JPMorgan determines that an investment in a JPMorgan ETF is not available to or appropriate for the Fund, only then will JPMorgan consider investing in an Unaffiliated Passive ETF. JPMorgan expects that, to the extent the Fund invests in ETFs, JPMorgan will primarily invest in passive ETFs. A “passive ETF” is a registered investment company that seeks to track the performance of a particular market security or index. The index may be a broad-based market index or it may relate to particular sectors, markets, regions or industries.

The Fund may also hold cash and cash equivalents.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, may also be used as substitutes for securities in which the Fund can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Fund may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar. The Fund may engage in short sales.

The Fund will likely engage in active and frequent trading.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
  Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
  Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
  Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
  High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
  Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
  Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
  Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
  Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
  U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
  Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
  Short sales risk – A short sale may be effected by selling a security that the Fund does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
  Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
  Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
  Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
  Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
  Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
  Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
  Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
  TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
  Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
  Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
  LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to June 24, 2019 reflects the Fund's results when managed by the former sub-adviser, AllianceBernstein L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/FPA + DoubleLine® Flexible Allocation Fund (the "Acquired Fund"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the MSCI World Index (Net) as the Fund’s primary benchmark.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund’s replaced its secondary benchmark, 70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index, with the 60% MSCI World Index (Net), 40% Bloomberg Barclays Global Aggregate Index.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 3/31/2019): 8.27%; Worst Quarter (ended 12/31/2018): -8.74%
Annual Total Returns as of December 31
Class I

Best Quarter (ended 3/31/2019): 8.25%; Worst Quarter (ended 12/31/2018): -8.73%
Average Annual Total Returns as of 12/31/2019
Average Annual Total Returns - JNL/JPMORGAN GLOBAL ALLOCATION FUND	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	17.78%	4.94%	4.85%	Apr. 28, 2014
Class A | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	8.32%	Apr. 28, 2014
Class A | 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.15%	6.31%	5.73%	Apr. 28, 2014
Class A | Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	6.49%	Apr. 28, 2014
Class A | 70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	21.34%	6.99%	6.77%	Apr. 28, 2014
Class A | Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	1.56%	Apr. 28, 2014
Class I	18.01%		5.34%	Sep. 25, 2017
Class I | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%		9.72%	Sep. 25, 2017
Class I | 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.15%		7.04%	Sep. 25, 2017
Class I | Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%		7.18%	Sep. 25, 2017
Class I | 70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	21.34%		7.99%	Sep. 25, 2017
Class I | Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%		2.59%	Sep. 25, 2017